Supplemental Information - Onerous Contracts (Details) - Onerous contracts - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of year	$ 2,574	$ 9,504
Liabilities settled	(588)	(6,746)
Foreign currency translation	0	(184)
Balance, end of the year	$ 1,986	$ 2,574